Related Party Notes Payable - Schedule of Related Party Notes Payable (Details) (Parenthetical) - USD ($)	Jun. 26, 2019	May 20, 2019	Jan. 11, 2019	Jul. 10, 2019
Inventory Financing [Member]
Line of credit			$ 1,000,000
Line of credit facility, interest rate			12.00%
Inventory Financing [Member] | Minimum [Member]
Ownership percentage			5.00%
Officer Loan [Member]
Debt instrument description	On June 26, 2019, the Company borrowed $75,000 from the Chief Executive Officer of the Company with principal and interest due on August 26, 2019, which was subsequently extended to December 31, 2019.
Officer Loan [Member] | Chief Executive Officer [Member]
Loan borrowed	$ 75,000
Debt instrument, interest rate	4.50%
Promissory Note [Member]
Loan borrowed				$ 100,000
Note payable		$ 400,000
Debt instrument, interest rate				12.00%
Debt instrument description		This note accrues interest at the rate of 12% per annum, is unsecured, and originally matured on August 20, 2019, which was subsequently extended to June 30, 2020.
Promissory Note [Member] | Minimum [Member]
Ownership percentage		5.00%